Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (14,652)	$ (16,978)	$ (9,895)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	323	248	127
Share-based compensation	1,310	1,865	316
Exchange rate changes in cash and cash equivalents and deposit	(25)	359	5
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(25)	378	(362)
Decrease (increase) in inventory	582	(902)	(891)
Decrease (increase) in prepaid expenses and other receivables	496	1,050	(2,030)
Decrease (increase) in right of use assets	182	245	(607)
Increase (decrease) in trade payables	(212)	(167)	236
Increase (decrease) in lease liabilities	(191)	(312)	577
Increase (decrease) in other current liabilities	(309)	540	60
Increase (decrease) in other long-term liabilities		(618)	(141)
Net cash used in operating activities	(12,521)	(14,292)	(12,605)
Cash flows from investing activities:
Realization of (Investment in) deposits	(529)		4,621
Realization of (investment in) restricted deposits	296		(296)
Purchase of property and equipment	(480)	(891)	(533)
Net cash provided by (used in) investing activities	(713)	(891)	3,792
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs		13,569	14,586
Issuance of restricted ordinary shares		6
Issuance of ordinary shares and pre-funded warrants, net of issuance costs			15,966
Exercise of pre-funded warrants		1
Exercise of options to ordinary shares	83	1	337
Net cash provided by financing activities	83	13,577	30,889
Increase (decrease) in cash and cash equivalents	(13,151)	(1,606)	22,076
Cash and cash equivalents beginning of the year	23,659	25,621	3,502
Effect of foreign exchange rate on cash and cash equivalents	25	(356)	43
Cash and cash equivalents end of the year	10,533	23,659	25,621
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 193